Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	11,209	$ 1,981,751
Curtiss-Wright Corp.	6,547	777,522
HEICO Corp.	9,763	1,361,157
Hexcel Corp.(1)	12,890	804,336
Teledyne Technologies, Inc.(1)	9,466	3,964,645
		$ 8,889,411
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	18,195	$ 1,704,326
Expeditors International of Washington, Inc.	23,113	2,926,106
FedEx Corp.	32,595	9,724,066
United Parcel Service, Inc., Class B	96,118	19,989,660
XPO Logistics, Inc.(1)	14,264	1,995,391
		$36,339,549
Airlines — 0.3%
Alaska Air Group, Inc.(1)	19,298	$1,163,862
American Airlines Group, Inc.(1)	88,283	1,872,482
Delta Air Lines, Inc.(1)	91,637	3,964,217
JetBlue Airways Corp.(1)	34,796	583,877
Southwest Airlines Co.(1)	83,434	4,429,511
		$12,013,949
Auto Components — 0.2%
Aptiv PLC(1)	35,719	$5,619,670
Autoliv, Inc.	10,909	1,066,464
BorgWarner, Inc.	34,215	1,660,796
Gentex Corp.	28,406	939,955
Lear Corp.	8,990	1,575,767
		$10,862,652
Automobiles — 1.9%
Ford Motor Co.(1)	520,237	$7,730,722
General Motors Co.(1)	187,063	11,068,518
Harley-Davidson, Inc.	17,804	815,779
Tesla, Inc.(1)	98,759	67,126,492
Thor Industries, Inc.	6,696	756,648
		$87,498,159
Banks — 5.2%
Bank of America Corp.	1,035,701	$42,701,952
Bank OZK	12,949	545,930
BOK Financial Corp.	2,833	245,338
CIT Group, Inc.	18,313	944,768
Security	Shares	Value
Banks (continued)
Citigroup, Inc.	302,836	$ 21,425,647
Citizens Financial Group, Inc.	61,485	2,820,317
Comerica, Inc.	21,543	1,536,878
Commerce Bancshares, Inc.	18,053	1,346,032
Cullen/Frost Bankers, Inc.	10,212	1,143,744
East West Bancorp, Inc.	19,690	1,411,576
Fifth Third Bancorp	108,337	4,141,724
First Citizens Bancshares, Inc., Class A	1,088	906,021
First Financial Bankshares, Inc.	16,059	788,979
First Horizon Corp.	80,133	1,384,698
First Republic Bank	26,090	4,883,265
Glacier Bancorp, Inc.	10,837	596,902
Huntington Bancshares, Inc.	145,103	2,070,620
JPMorgan Chase & Co.	379,932	59,094,623
KeyCorp	139,902	2,888,976
M&T Bank Corp.	18,180	2,641,736
PacWest Bancorp	21,580	888,233
People's United Financial, Inc.	67,407	1,155,356
Pinnacle Financial Partners, Inc.	9,033	797,524
PNC Financial Services Group, Inc. (The)	61,425	11,717,433
Popular, Inc.	14,513	1,089,201
Prosperity Bancshares, Inc.	12,231	878,186
Regions Financial Corp.	142,291	2,871,432
Signature Bank	8,111	1,992,467
South State Corp.	12,620	1,031,811
Sterling Bancorp	36,393	902,182
SVB Financial Group(1)	7,859	4,372,983
Synovus Financial Corp.	25,700	1,127,716
Truist Financial Corp.	194,001	10,767,055
U.S. Bancorp	214,455	12,217,501
UMB Financial Corp.	8,611	801,340
United Bankshares, Inc.	13,383	488,479
Valley National Bancorp	46,832	628,954
Webster Financial Corp.	16,937	903,420
Wells Fargo & Co.	595,406	26,965,938
Western Alliance Bancorp	14,818	1,375,851
Wintrust Financial Corp.	10,908	824,972
Zions Bancorp NA	26,827	1,418,075
		$238,735,835
Beverages — 1.4%
Coca-Cola Co. (The)	560,235	$30,314,316
Keurig Dr Pepper, Inc.	130,954	4,614,819
PepsiCo, Inc.	201,926	29,919,375
		$64,848,510

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology — 3.0%
AbbVie, Inc.	257,876	$ 29,047,153
Acceleron Pharma, Inc.(1)	8,662	1,086,994
Alexion Pharmaceuticals, Inc.(1)	33,841	6,216,930
Allakos, Inc.(1)	3,214	274,379
Alnylam Pharmaceuticals, Inc.(1)	16,704	2,831,662
Amgen, Inc.	87,886	21,422,212
Arrowhead Pharmaceuticals, Inc.(1)	17,202	1,424,670
Biogen, Inc.(1)	23,217	8,039,351
Biohaven Pharmaceutical Holding Co., Ltd.(1)	10,796	1,048,076
BioMarin Pharmaceutical, Inc.(1)	30,109	2,512,295
Blueprint Medicines Corp.(1)	6,519	573,411
Bridgebio Pharma, Inc.(1)(2)	17,016	1,037,295
Denali Therapeutics, Inc.(1)	15,684	1,230,253
Exact Sciences Corp.(1)	25,895	3,219,007
Exelixis, Inc.(1)	39,788	724,937
Gilead Sciences, Inc.	191,910	13,214,923
Halozyme Therapeutics, Inc.(1)	16,349	742,408
Horizon Therapeutics PLC(1)	34,288	3,210,728
Incyte Corp.(1)	25,217	2,121,506
Ionis Pharmaceuticals, Inc.(1)	19,122	762,777
Mirati Therapeutics, Inc.(1)	6,331	1,022,646
Moderna, Inc.(1)	43,222	10,156,306
Natera, Inc.(1)	12,256	1,391,424
Neurocrine Biosciences, Inc.(1)	16,355	1,591,669
Regeneron Pharmaceuticals, Inc.(1)	15,243	8,513,825
Sarepta Therapeutics, Inc.(1)	10,726	833,839
Seagen, Inc.(1)	20,151	3,181,440
Ultragenyx Pharmaceutical, Inc.(1)	7,569	721,704
United Therapeutics Corp.(1)	5,771	1,035,375
Vertex Pharmaceuticals, Inc.(1)	38,517	7,766,183
Vir Biotechnology, Inc.(1)(2)	5,071	239,757
		$137,195,135
Building Products — 0.9%
Advanced Drainage Systems, Inc.	13,373	$1,558,891
Allegion PLC	18,093	2,520,355
Armstrong World Industries, Inc.	4,063	435,797
AZEK Co., Inc. (The)(1)	23,570	1,000,782
Carrier Global Corp.	111,807	5,433,820
Fortune Brands Home & Security, Inc.	17,279	1,721,161
Johnson Controls International PLC	140,437	9,638,191
Lennox International, Inc.	6,566	2,303,353
Masco Corp.	31,627	1,863,147
Owens Corning	36,150	3,539,085
Trane Technologies PLC	45,793	8,432,323
Trex Co., Inc.(1)	14,931	1,526,098
Security	Shares	Value
Building Products (continued)
UFP Industries, Inc.	5,762	$ 428,347
		$ 40,401,350
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	5,309	$ 818,701
Ameriprise Financial, Inc.	16,791	4,178,944
Ares Management Corp., Class A	14,107	897,064
Bank of New York Mellon Corp. (The)	130,398	6,680,290
BlackRock, Inc.	20,580	18,006,883
Blackstone Group, Inc. (The)	101,433	9,853,202
Cboe Global Markets, Inc.	16,484	1,962,420
Charles Schwab Corp. (The)	201,003	14,635,028
CME Group, Inc.	51,543	10,962,165
Evercore, Inc., Class A	7,332	1,032,126
FactSet Research Systems, Inc.	5,632	1,890,156
Franklin Resources, Inc.	47,893	1,532,097
Goldman Sachs Group, Inc. (The)	47,628	18,076,255
Hamilton Lane, Inc., Class A	2,912	265,341
Houlihan Lokey, Inc.	5,313	434,550
Interactive Brokers Group, Inc., Class A	14,226	935,075
Intercontinental Exchange, Inc.	80,422	9,546,091
Invesco, Ltd.	58,955	1,575,867
Jefferies Financial Group, Inc.	31,163	1,065,775
KKR & Co., Inc.	85,187	5,046,478
Lazard, Ltd., Class A	13,096	592,594
LPL Financial Holdings, Inc.	10,767	1,453,330
MarketAxess Holdings, Inc.	5,182	2,402,323
Moody's Corp.	23,019	8,341,395
Morningstar, Inc.	4,120	1,059,293
MSCI, Inc.	11,794	6,287,146
Nasdaq, Inc.	16,495	2,899,821
Northern Trust Corp.	29,182	3,374,023
Raymond James Financial, Inc.	19,595	2,545,391
S&P Global, Inc.	34,592	14,198,286
SEI Investments Co.	14,768	915,173
State Street Corp.	51,638	4,248,775
Stifel Financial Corp.	17,068	1,107,030
T. Rowe Price Group, Inc.	32,392	6,412,644
Tradeweb Markets, Inc., Class A	17,457	1,476,164
Virtu Financial, Inc., Class A	16,534	456,834
		$167,164,730
Chemicals — 1.4%
Air Products & Chemicals, Inc.	43,961	$12,646,700
Ashland Global Holdings, Inc.	9,807	858,113
Avient Corp.	22,057	1,084,322

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Axalta Coating Systems, Ltd.(1)	34,588	$ 1,054,588
Celanese Corp.	21,197	3,213,465
Eastman Chemical Co.	25,231	2,945,719
Ecolab, Inc.	35,315	7,273,831
FMC Corp.	23,264	2,517,165
Huntsman Corp.	34,182	906,507
International Flavors & Fragrances, Inc.	48,992	7,319,405
Mosaic Co. (The)	69,176	2,207,406
PPG Industries, Inc.	45,447	7,715,537
Sherwin-Williams Co. (The)	48,595	13,239,708
		$62,982,466
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$181,261
Cintas Corp.	10,867	4,151,194
Clean Harbors, Inc.(1)	12,237	1,139,754
Copart, Inc.(1)	26,939	3,551,368
IAA, Inc.(1)	15,744	858,678
MSA Safety, Inc.	8,207	1,358,915
Republic Services, Inc.	48,062	5,287,301
Stericycle, Inc.(1)	21,286	1,523,013
Tetra Tech, Inc.	11,215	1,368,679
Waste Management, Inc.	94,118	13,186,873
		$32,607,036
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	7,001	$2,536,532
Ciena Corp.(1)	24,171	1,375,088
Cisco Systems, Inc.	566,342	30,016,126
F5 Networks, Inc.(1)	8,244	1,538,825
Juniper Networks, Inc.	51,361	1,404,723
Lumentum Holdings, Inc.(1)(2)	9,562	784,371
Motorola Solutions, Inc.	22,449	4,868,066
		$42,523,731
Construction & Engineering — 0.2%
AECOM(1)	33,272	$2,106,783
EMCOR Group, Inc.	13,741	1,692,754
MasTec, Inc.(1)	10,831	1,149,169
Quanta Services, Inc.	28,871	2,614,846
Valmont Industries, Inc.	5,012	1,183,083
		$8,746,635
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	21,648	$7,615,983
Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	45,723	$ 7,959,003
		$ 15,574,986
Consumer Finance — 0.9%
Ally Financial, Inc.	57,932	$ 2,887,331
American Express Co.	94,160	15,558,057
Capital One Financial Corp.	64,480	9,974,411
Credit Acceptance Corp.(1)(2)	1,437	652,556
Discover Financial Services	46,087	5,451,631
OneMain Holdings, Inc.	16,018	959,639
Santander Consumer USA Holdings, Inc.	14,537	527,984
SLM Corp.	48,615	1,017,998
Synchrony Financial	88,039	4,271,652
		$41,301,259
Containers & Packaging — 0.5%
AptarGroup, Inc.	13,340	$1,878,805
Ardagh Group S.A.	1,780	43,645
Avery Dennison Corp.	15,687	3,298,035
Ball Corp.	66,324	5,373,570
Berry Global Group, Inc.(1)	29,481	1,922,751
Crown Holdings, Inc.	24,441	2,498,115
Graphic Packaging Holding Co.	45,941	833,370
Packaging Corp. of America	17,357	2,350,485
Silgan Holdings, Inc.	11,724	486,546
Sonoco Products Co.	17,050	1,140,645
WestRock Co.	51,235	2,726,727
		$22,552,694
Distributors — 0.1%
Genuine Parts Co.	18,010	$2,277,725
LKQ Corp.(1)	37,177	1,829,852
Pool Corp.	4,776	2,190,560
		$6,298,137
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	8,169	$1,201,741
Chegg, Inc.(1)	21,051	1,749,549
Service Corp. International	25,241	1,352,665
Terminix Global Holdings, Inc.(1)	15,248	727,482
		$5,031,437
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	64,780	$1,972,551
Voya Financial, Inc.	19,845	1,220,468
		$3,193,019

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	958,326	$ 27,580,622
Iridium Communications, Inc.(1)	16,712	668,313
Lumen Technologies, Inc.	160,018	2,174,645
Verizon Communications, Inc.	556,178	31,162,653
		$ 61,586,233
Electric Utilities — 0.9%
Alliant Energy Corp.	58,678	$ 3,271,885
Avangrid, Inc.	12,302	632,692
Eversource Energy	76,915	6,171,660
Hawaiian Electric Industries, Inc.	22,356	945,212
NextEra Energy, Inc.	311,999	22,863,287
Xcel Energy, Inc.	118,970	7,837,743
		$41,722,479
Electrical Equipment — 1.1%
Acuity Brands, Inc.	6,339	$1,185,583
AMETEK, Inc.	46,440	6,199,740
Eaton Corp. PLC	76,753	11,373,259
Emerson Electric Co.	114,119	10,982,812
Generac Holdings, Inc.(1)	11,565	4,801,210
Hubbell, Inc.	10,910	2,038,424
nVent Electric PLC	26,394	824,549
Regal Beloit Corp.	6,137	819,351
Rockwell Automation, Inc.	22,954	6,565,303
Sensata Technologies Holding PLC(1)	31,243	1,811,157
Sunrun, Inc.(1)(2)	29,423	1,641,215
Vertiv Holdings Co.	47,049	1,284,438
		$49,527,041
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	112,777	$7,715,075
Arrow Electronics, Inc.(1)	10,712	1,219,347
Coherent, Inc.(1)	3,615	955,589
Corning, Inc.	106,042	4,337,118
II-VI, Inc.(1)(2)	18,839	1,367,523
IPG Photonics Corp.(1)	3,804	801,769
Jabil, Inc.	15,935	926,142
Keysight Technologies, Inc.(1)	35,068	5,414,850
Littelfuse, Inc.	4,405	1,122,350
National Instruments Corp.	12,111	512,053
Novanta, Inc.(1)	7,626	1,027,680
SYNNEX Corp.	3,656	445,154
Trimble, Inc.(1)	51,466	4,211,463
Zebra Technologies Corp., Class A(1)	6,905	3,656,128
		$33,712,241
Security	Shares	Value
Energy Equipment & Services — 0.1%
Baker Hughes Co.	233,550	$ 5,341,289
		$ 5,341,289
Entertainment — 2.3%
Activision Blizzard, Inc.	98,398	$ 9,391,105
AMC Entertainment Holdings, Inc., Class A(1)	57,094	3,236,088
Electronic Arts, Inc.	38,806	5,581,467
Liberty Media Corp.-Liberty Formula One, Class A(1)	2,450	104,444
Live Nation Entertainment, Inc.(1)	21,315	1,866,981
Netflix, Inc.(1)	58,599	30,952,578
Roku, Inc.(1)	13,849	6,360,153
Take-Two Interactive Software, Inc.(1)	15,206	2,691,766
Walt Disney Co. (The)(1)	242,024	42,540,559
Warner Music Group Corp., Class A	19,984	720,223
Zynga, Inc., Class A(1)	124,302	1,321,330
		$104,766,694
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A	7,000	$137,620
BJ's Wholesale Club Holdings, Inc.(1)	16,609	790,256
Casey's General Stores, Inc.	6,806	1,324,720
Costco Wholesale Corp.	54,497	21,562,828
Kroger Co. (The)	140,797	5,393,933
Performance Food Group Co.(1)	20,960	1,016,350
Sysco Corp.	93,858	7,297,460
US Foods Holding Corp.(1)	40,557	1,555,767
Walmart, Inc.	174,556	24,615,887
		$63,694,821
Food Products — 1.4%
Beyond Meat, Inc.(1)	11,771	$1,853,815
Bunge, Ltd.	24,601	1,922,568
Campbell Soup Co.	35,599	1,622,958
Conagra Brands, Inc.	87,883	3,197,184
Darling Ingredients, Inc.(1)	27,322	1,844,235
Flowers Foods, Inc.	42,955	1,039,511
Freshpet, Inc.(1)	7,572	1,233,933
General Mills, Inc.	113,906	6,940,293
Hershey Co. (The)	26,503	4,616,293
Hormel Foods Corp.(2)	47,959	2,290,042
Ingredion, Inc.	13,407	1,213,333
JM Smucker Co. (The)	20,571	2,665,384
Kellogg Co.	46,588	2,997,006
Kraft Heinz Co. (The)	124,115	5,061,410
Lamb Weston Holdings, Inc.	28,796	2,322,685
Lancaster Colony Corp.	4,444	859,958

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.	49,732	$ 4,392,330
Mondelez International, Inc., Class A	253,963	15,857,450
Post Holdings, Inc.(1)	12,663	1,373,556
		$ 63,303,944
Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	254,454	$ 29,498,852
ABIOMED, Inc.(1)	6,590	2,056,805
Align Technology, Inc.(1)	11,079	6,769,269
Baxter International, Inc.	77,762	6,259,841
Becton, Dickinson and Co.	43,249	10,517,724
Boston Scientific Corp.(1)	211,092	9,026,294
Cooper Cos., Inc. (The)	6,923	2,743,377
Danaher Corp.	97,120	26,063,123
DENTSPLY SIRONA, Inc.	35,033	2,216,188
DexCom, Inc.(1)	14,783	6,312,341
Edwards Lifesciences Corp.(1)	92,063	9,534,965
Envista Holdings Corp.(1)	20,385	880,836
Globus Medical, Inc., Class A(1)	11,694	906,636
Hill-Rom Holdings, Inc.	8,666	984,371
Hologic, Inc.(1)	39,658	2,645,982
IDEXX Laboratories, Inc.(1)	12,826	8,100,260
Insulet Corp.(1)	9,501	2,608,120
Integra LifeSciences Holdings Corp.(1)	9,182	626,580
Intuitive Surgical, Inc.(1)	17,781	16,352,119
Masimo Corp.(1)	6,809	1,650,842
Medtronic PLC	204,171	25,343,746
Neogen Corp.(1)	13,800	635,352
Nevro Corp.(1)	4,188	694,329
Novocure, Ltd.(1)	13,956	3,095,720
Penumbra, Inc.(1)	4,764	1,305,622
Quidel Corp.(1)(2)	4,768	610,876
ResMed, Inc.	20,972	5,170,017
STAAR Surgical Co.(1)	8,482	1,293,505
STERIS PLC	12,700	2,620,010
Stryker Corp.	53,118	13,796,338
Tandem Diabetes Care, Inc.(1)	8,579	835,595
Teleflex, Inc.	6,513	2,616,858
West Pharmaceutical Services, Inc.	11,395	4,091,944
Zimmer Biomet Holdings, Inc.	32,949	5,298,858
		$213,163,295
Health Care Providers & Services — 1.6%
Amedisys, Inc.(1)	5,495	$1,345,890
Anthem, Inc.	37,657	14,377,443
Centene Corp.(1)	87,600	6,388,668
Security	Shares	Value
Health Care Providers & Services (continued)
Chemed Corp.	2,008	$ 952,796
CVS Health Corp.	202,981	16,936,735
DaVita, Inc.(1)	10,074	1,213,212
Encompass Health Corp.	12,962	1,011,425
Guardant Health, Inc.(1)	14,210	1,764,740
HCA Healthcare, Inc.	39,429	8,151,551
HealthEquity, Inc.(1)	11,570	931,154
Henry Schein, Inc.(1)	23,039	1,709,263
Humana, Inc.	19,466	8,617,987
Laboratory Corp. of America Holdings(1)	15,215	4,197,058
LHC Group, Inc.(1)	4,578	916,790
Molina Healthcare, Inc.(1)	7,980	2,019,419
Progyny, Inc.(1)	10,844	639,796
Quest Diagnostics, Inc.	18,791	2,479,848
R1 RCM, Inc.(1)	26,713	594,097
Select Medical Holdings Corp.	21,930	926,762
		$75,174,634
Health Care Technology — 0.3%
Cerner Corp.	42,496	$3,321,487
Change Healthcare, Inc.(1)	42,986	990,397
GoodRx Holdings, Inc., Class A(1)(2)	13,352	480,806
Inovalon Holdings, Inc., Class A(1)	9,911	337,767
Omnicell, Inc.(1)	6,616	1,001,993
Teladoc Health, Inc.(1)(2)	20,636	3,431,561
Veeva Systems, Inc., Class A(1)	18,981	5,902,142
		$15,466,153
Hotels, Restaurants & Leisure — 1.7%
Aramark	50,268	$1,872,483
Booking Holdings, Inc.(1)	5,404	11,824,438
Chipotle Mexican Grill, Inc.(1)	5,085	7,883,479
Choice Hotels International, Inc.	6,777	805,514
Darden Restaurants, Inc.	24,471	3,572,521
Domino's Pizza, Inc.	7,265	3,389,050
Expedia Group, Inc.(1)	18,480	3,025,361
Hilton Worldwide Holdings, Inc.(1)	37,276	4,496,231
Hyatt Hotels Corp., Class A(1)	3,935	305,514
Marriott International, Inc., Class A(1)	38,214	5,216,975
Marriott Vacations Worldwide Corp.(1)	4,891	779,136
Planet Fitness, Inc., Class A(1)	12,440	936,110
Royal Caribbean Cruises, Ltd.(1)	26,841	2,289,001
Starbucks Corp.	190,192	21,265,368
Texas Roadhouse, Inc.	13,421	1,291,100
Travel + Leisure Co.	9,867	586,593
Vail Resorts, Inc.(1)	6,182	1,956,727

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The)	40,738	$ 954,084
Wyndham Hotels & Resorts, Inc.	11,818	854,323
Yum! Brands, Inc.	56,068	6,449,502
		$ 79,753,510
Household Durables — 0.7%
D.R. Horton, Inc.	75,327	$ 6,807,301
Helen of Troy, Ltd.(1)	2,654	605,430
Leggett & Platt, Inc.	15,713	814,091
Lennar Corp., Class A	66,311	6,587,998
Mohawk Industries, Inc.(1)	7,595	1,459,683
Newell Brands, Inc.	43,520	1,195,494
NVR, Inc.(1)	817	4,063,186
PulteGroup, Inc.	58,196	3,175,756
Tempur Sealy International, Inc.	29,192	1,144,034
Toll Brothers, Inc.	26,222	1,515,894
TopBuild Corp.(1)	6,941	1,372,791
Whirlpool Corp.	7,454	1,625,121
		$30,366,779
Household Products — 1.3%
Church & Dwight Co., Inc.	28,465	$2,425,788
Clorox Co. (The)	15,502	2,788,965
Colgate-Palmolive Co.	106,786	8,687,041
Kimberly-Clark Corp.	40,481	5,415,548
Procter & Gamble Co. (The)	300,712	40,575,070
Reynolds Consumer Products, Inc.	5,100	154,785
		$60,047,197
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	156,735	$4,086,082
Brookfield Renewable Corp., Class A	44,460	1,864,652
Clearway Energy, Inc., Class C	22,211	588,147
		$6,538,881
Industrial Conglomerates — 0.6%
3M Co.	97,211	$19,309,021
Carlisle Cos., Inc.	17,372	3,324,653
Roper Technologies, Inc.	13,975	6,571,045
		$29,204,719
Insurance — 1.9%
Aflac, Inc.	94,629	$5,077,792
Alleghany Corp.(1)	1,855	1,237,415
Allstate Corp. (The)	45,773	5,970,630
American Financial Group, Inc.	12,307	1,534,929
Security	Shares	Value
Insurance (continued)
American International Group, Inc.	126,210	$ 6,007,596
Arch Capital Group, Ltd.(1)	61,410	2,391,305
Assurant, Inc.	9,696	1,514,321
Brown & Brown, Inc.	29,378	1,561,147
Enstar Group, Ltd.(1)	2,089	499,104
Erie Indemnity Co., Class A	3,679	711,335
Everest Re Group, Ltd.	6,034	1,520,628
First American Financial Corp.	13,081	815,600
Globe Life, Inc.	13,850	1,319,213
Hanover Insurance Group, Inc. (The)	4,418	599,258
Hartford Financial Services Group, Inc. (The)	52,065	3,226,468
Kemper Corp.	8,396	620,464
Lincoln National Corp.	28,625	1,798,795
Marsh & McLennan Cos., Inc.	70,814	9,962,114
MetLife, Inc.	112,658	6,742,581
Primerica, Inc.	5,736	878,411
Principal Financial Group, Inc.	42,173	2,664,912
Progressive Corp. (The)	87,693	8,612,330
Prudential Financial, Inc.	59,351	6,081,697
Reinsurance Group of America, Inc.	11,341	1,292,874
RenaissanceRe Holdings, Ltd.	7,066	1,051,562
RLI Corp.	4,743	496,070
Travelers Cos., Inc. (The)	37,725	5,647,810
Unum Group	34,853	989,825
Willis Towers Watson PLC	17,672	4,064,914
		$84,891,100
Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(1)	69,687	$170,161,020
Angi, Inc.(1)	7,243	97,925
IAC/InterActiveCorp.(1)	12,541	1,933,446
Match Group, Inc.(1)	33,076	5,333,505
Pinterest, Inc., Class A(1)	74,626	5,891,723
Snap, Inc., Class A(1)	133,843	9,120,062
TripAdvisor, Inc.(1)	18,252	735,556
Zillow Group, Inc., Class C(1)(2)	20,583	2,515,654
ZoomInfo Technologies, Inc., Class A(1)	17,561	916,157
		$196,705,048
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	51,465	$177,047,834
Chewy, Inc., Class A(1)(2)	9,570	762,825
eBay, Inc.	81,840	5,745,986
Etsy, Inc.(1)	14,453	2,975,006
Qurate Retail, Inc., Series A	38,923	509,502
Stitch Fix, Inc., Class A(1)	10,683	644,185

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A(1)(2)	8,757	$ 2,764,672
		$ 190,450,010
IT Services — 6.1%
Accenture PLC, Class A	88,941	$ 26,218,917
Akamai Technologies, Inc.(1)	21,008	2,449,533
Alliance Data Systems Corp.	8,609	896,972
Amdocs, Ltd.	18,996	1,469,531
Automatic Data Processing, Inc.	56,459	11,213,887
Broadridge Financial Solutions, Inc.	16,128	2,605,156
Cognizant Technology Solutions Corp., Class A	71,456	4,949,043
Concentrix Corp.(1)	4,351	699,641
DXC Technology Co.(1)	38,996	1,518,504
EPAM Systems, Inc.(1)	7,499	3,831,689
Euronet Worldwide, Inc.(1)	7,279	985,213
Fastly, Inc., Class A(1)(2)	10,547	628,601
Fidelity National Information Services, Inc.	81,675	11,570,897
Fiserv, Inc.(1)	78,208	8,359,653
Gartner, Inc.(1)	11,755	2,847,061
Genpact, Ltd.	18,763	852,403
International Business Machines Corp.	120,672	17,689,308
Jack Henry & Associates, Inc.	11,052	1,807,113
Mastercard, Inc., Class A	117,864	43,030,968
MAXIMUS, Inc.	10,521	925,532
Okta, Inc.(1)	16,443	4,023,273
Paychex, Inc.	41,137	4,414,000
PayPal Holdings, Inc.(1)	159,059	46,362,517
Square, Inc., Class A(1)	50,888	12,406,494
Switch, Inc., Class A	16,333	344,790
TTEC Holdings, Inc.	4,670	481,430
Twilio, Inc., Class A(1)	21,390	8,431,082
VeriSign, Inc.(1)	14,346	3,266,441
Visa, Inc., Class A	220,261	51,501,427
WEX, Inc.(1)	6,147	1,191,903
		$276,972,979
Leisure Products — 0.1%
Brunswick Corp.	13,999	$1,394,580
Callaway Golf Co.(1)	17,726	597,898
Hasbro, Inc.	15,358	1,451,638
Mattel, Inc.(1)	49,315	991,232
YETI Holdings, Inc.(1)	7,600	697,832
		$5,133,180
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(1)	11,756	$2,302,060
Security	Shares	Value
Life Sciences Tools & Services (continued)
Adaptive Biotechnologies Corp.(1)	8,561	$ 349,802
Agilent Technologies, Inc.	46,718	6,905,388
Avantor, Inc.(1)	79,291	2,815,623
Bio-Rad Laboratories, Inc., Class A(1)	3,262	2,101,674
Bio-Techne Corp.	5,320	2,395,383
Bruker Corp.	18,228	1,384,963
Charles River Laboratories International, Inc.(1)	7,469	2,762,933
Illumina, Inc.(1)	22,374	10,587,601
IQVIA Holdings, Inc.(1)	29,209	7,077,925
Medpace Holdings, Inc.(1)	3,386	598,069
Mettler-Toledo International, Inc.(1)	3,315	4,592,402
NeoGenomics, Inc.(1)(2)	13,463	608,124
PerkinElmer, Inc.	18,394	2,840,218
PPD, Inc.(1)	22,472	1,035,734
Repligen Corp.(1)	8,424	1,681,599
Syneos Health, Inc.(1)	14,896	1,333,043
Thermo Fisher Scientific, Inc.	58,892	29,709,247
Waters Corp.(1)	9,156	3,164,405
		$84,246,193
Machinery — 3.1%
AGCO Corp.	11,069	$1,443,176
Caterpillar, Inc.	90,191	19,628,267
Chart Industries, Inc.(1)	8,661	1,267,278
CNH Industrial NV	187,604	3,136,739
Colfax Corp.(1)	23,062	1,056,470
Crane Co.	9,033	834,378
Cummins, Inc.	27,915	6,805,956
Deere & Co.	49,728	17,539,563
Donaldson Co., Inc.	24,605	1,563,156
Dover Corp.	28,277	4,258,516
Flowserve Corp.	20,010	806,803
Fortive Corp.	67,491	4,706,822
Gates Industrial Corp. PLC(1)	14,308	258,546
Graco, Inc.	31,329	2,371,605
IDEX Corp.	13,680	3,010,284
Illinois Tool Works, Inc.	62,341	13,936,954
Ingersoll Rand, Inc.(1)	73,503	3,587,681
ITT, Inc.	14,928	1,367,255
John Bean Technologies Corp.	7,650	1,091,043
Lincoln Electric Holdings, Inc.	9,624	1,267,577
Middleby Corp.(1)	9,329	1,616,343
Nordson Corp.	9,728	2,135,393
Oshkosh Corp.	14,015	1,746,830
Otis Worldwide Corp.	81,143	6,635,063
PACCAR, Inc.	66,909	5,971,628
Parker-Hannifin Corp.	24,796	7,615,100

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Pentair PLC	32,829	$ 2,215,629
RBC Bearings, Inc.(1)	4,101	817,821
Rexnord Corp.	18,974	949,459
Snap-on, Inc.	7,111	1,588,811
Stanley Black & Decker, Inc.	31,308	6,417,827
Timken Co. (The)	10,539	849,338
Toro Co. (The)	21,586	2,371,870
Watts Water Technologies, Inc., Class A	4,503	657,033
Westinghouse Air Brake Technologies Corp.	32,878	2,705,859
Woodward, Inc.	11,468	1,409,188
Xylem, Inc.	35,736	4,286,891
		$139,928,152
Media — 1.4%
Altice USA, Inc., Class A(1)	28,920	$987,329
Cable One, Inc.	597	1,141,947
Charter Communications, Inc., Class A(1)	19,184	13,840,297
Comcast Corp., Class A	610,369	34,803,240
Discovery, Inc., Class A(1)	23,020	706,254
Interpublic Group of Cos., Inc. (The)	55,503	1,803,292
Liberty Broadband Corp., Class C(1)	25,951	4,506,651
New York Times Co. (The), Class A	28,612	1,246,053
Omnicom Group, Inc.	28,841	2,306,991
Sirius XM Holdings, Inc.(2)	149,868	980,137
ViacomCBS, Inc., Class B	82,719	3,738,899
		$66,061,090
Metals & Mining — 0.4%
Nucor Corp.	97,409	$9,344,445
Reliance Steel & Aluminum Co.	22,855	3,448,819
Steel Dynamics, Inc.	71,326	4,251,030
		$17,044,294
Multiline Retail — 0.5%
Dollar General Corp.	29,513	$6,386,318
Kohl's Corp.	21,503	1,185,030
Macy's, Inc.(1)	49,380	936,245
Nordstrom, Inc.(1)	19,715	720,978
Ollie's Bargain Outlet Holdings, Inc.(1)(2)	9,168	771,304
Target Corp.	59,873	14,473,699
		$24,473,574
Multi-Utilities — 0.5%
Ameren Corp.	58,261	$4,663,210
CMS Energy Corp.	67,622	3,995,108
Consolidated Edison, Inc.	77,277	5,542,307
Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	70,132	$ 9,291,087
		$ 23,491,712
Oil, Gas & Consumable Fuels — 0.0%(3)
New Fortress Energy, Inc.(2)	25,673	$ 972,493
		$ 972,493
Paper & Forest Products — 0.0%(3)
Louisiana-Pacific Corp.	16,108	$ 971,151
		$ 971,151
Personal Products — 0.2%
Coty, Inc., Class A(1)	22,406	$209,272
Estee Lauder Cos., Inc. (The), Class A	27,768	8,832,445
		$9,041,717
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	341,846	$22,842,150
Catalent, Inc.(1)	26,317	2,845,394
Elanco Animal Health, Inc.(1)	74,870	2,597,240
Eli Lilly & Co.	121,610	27,911,927
Jazz Pharmaceuticals PLC(1)	10,110	1,795,940
Merck & Co., Inc.	376,138	29,252,252
Organon & Co.(1)	37,716	1,141,286
Perrigo Co. PLC	17,537	804,072
Pfizer, Inc.	809,274	31,691,170
Reata Pharmaceuticals, Inc., Class A(1)(2)	3,423	484,457
Royalty Pharma PLC, Class A	50,256	2,059,994
Zoetis, Inc.	73,082	13,619,562
		$137,045,444
Professional Services — 0.6%
ASGN, Inc.(1)	5,496	$532,727
Booz Allen Hamilton Holding Corp.	21,134	1,800,194
CoStar Group, Inc.(1)	55,680	4,611,418
Dun & Bradstreet Holdings, Inc.(1)	29,876	638,450
Exponent, Inc.	5,782	515,812
FTI Consulting, Inc.(1)	3,738	510,648
IHS Markit, Ltd.	61,621	6,942,222
ManpowerGroup, Inc.	8,973	1,066,980
Nielsen Holdings PLC	52,842	1,303,612
Robert Half International, Inc.	16,715	1,487,134
Science Applications International Corp.	8,747	767,374
TransUnion	28,510	3,130,683
TriNet Group, Inc.(1)	6,210	450,101
Upwork, Inc.(1)	17,477	1,018,734

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.	21,673	$ 3,786,707
		$ 28,562,796
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	75,044	$ 6,433,522
eXp World Holdings, Inc.(1)	18,731	726,201
Howard Hughes Corp. (The)(1)	8,109	790,303
Jones Lang LaSalle, Inc.(1)	10,675	2,086,536
Redfin Corp.(1)(2)	24,268	1,538,834
		$11,575,396
Road & Rail — 0.9%
Avis Budget Group, Inc.(1)	9,565	$745,018
J.B. Hunt Transport Services, Inc.	12,882	2,099,122
Kansas City Southern	12,716	3,603,333
Knight-Swift Transportation Holdings, Inc.	22,958	1,043,671
Landstar System, Inc.	4,999	789,942
Norfolk Southern Corp.	33,244	8,823,290
Old Dominion Freight Line, Inc.	14,433	3,663,095
Saia, Inc.(1)	3,021	632,869
Union Pacific Corp.	88,119	19,380,012
		$40,780,352
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	163,864	$15,391,746
Allegro MicroSystems, Inc.(1)	3,950	109,415
Amkor Technology, Inc.	22,403	530,279
Analog Devices, Inc.	49,298	8,487,144
Applied Materials, Inc.	124,171	17,681,950
Broadcom, Inc.	54,152	25,821,840
Brooks Automation, Inc.	7,583	722,508
Cree, Inc.(1)	13,043	1,277,301
Enphase Energy, Inc.(1)	21,621	3,970,264
Entegris, Inc.	17,369	2,135,866
First Solar, Inc.(1)	17,769	1,608,272
Intel Corp.	541,590	30,404,863
KLA Corp.	20,440	6,626,852
Lam Research Corp.	18,800	12,233,160
Lattice Semiconductor Corp.(1)	14,074	790,677
Marvell Technology, Inc.	110,147	6,424,875
Maxim Integrated Products, Inc.	33,912	3,572,968
Microchip Technology, Inc.	37,207	5,571,376
Micron Technology, Inc.(1)	147,588	12,542,028
MKS Instruments, Inc.	11,984	2,132,553
Monolithic Power Systems, Inc.	5,632	2,103,270
NVIDIA Corp.	77,798	62,246,180
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(1)	57,497	$ 2,200,985
Power Integrations, Inc.	6,062	497,448
Qorvo, Inc.(1)	15,681	3,067,988
Silicon Laboratories, Inc.(1)	4,605	705,716
Skyworks Solutions, Inc.	21,146	4,054,746
SolarEdge Technologies, Inc.(1)	8,959	2,475,999
Teradyne, Inc.	32,947	4,413,580
Texas Instruments, Inc.	125,191	24,074,229
Universal Display Corp.	6,342	1,410,017
Xilinx, Inc.	33,310	4,817,958
		$270,104,053
Software — 10.6%
Adobe, Inc.(1)	64,081	$37,528,397
Altair Engineering, Inc., Class A(1)	4,845	334,160
Alteryx, Inc., Class A(1)	10,071	866,307
Anaplan, Inc.(1)	15,364	818,901
ANSYS, Inc.(1)	12,214	4,238,991
Appfolio, Inc., Class A(1)(2)	1,712	241,734
Appian Corp.(1)(2)	3,863	532,128
Aspen Technology, Inc.(1)	9,492	1,305,530
Autodesk, Inc.(1)	30,029	8,765,465
Avalara, Inc.(1)	12,549	2,030,428
Bill.com Holdings, Inc.(1)	11,296	2,069,201
Black Knight, Inc.(1)	17,780	1,386,484
Blackline, Inc.(1)(2)	6,869	764,314
Cadence Design Systems, Inc.(1)	35,701	4,884,611
CDK Global, Inc.	12,284	610,392
Citrix Systems, Inc.	15,015	1,760,809
Cloudera, Inc.(1)	25,831	409,680
Coupa Software, Inc.(1)	9,728	2,549,806
CrowdStrike Holdings, Inc., Class A(1)	26,790	6,732,595
DocuSign, Inc.(1)	26,144	7,309,078
Dolby Laboratories, Inc., Class A	6,538	642,620
Dropbox, Inc., Class A(1)	37,922	1,149,416
Duck Creek Technologies, Inc.(1)(2)	14,546	632,896
Dynatrace, Inc.(1)	21,291	1,243,820
Elastic NV(1)	8,376	1,220,886
Fair Isaac Corp.(1)	4,141	2,081,598
Five9, Inc.(1)	8,046	1,475,556
Guidewire Software, Inc.(1)	9,360	1,055,059
HubSpot, Inc.(1)	5,624	3,277,217
Intuit, Inc.	36,026	17,658,864
j2 Global, Inc.(1)	4,847	666,705
Manhattan Associates, Inc.(1)	10,030	1,452,745
McAfee Corp., Class A	3,250	91,065
Microsoft Corp.	868,395	235,248,205

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
MicroStrategy, Inc., Class A(1)(2)	1,381	$ 917,675
nCino, Inc.(1)	11,503	689,260
NortonLifeLock, Inc.	83,482	2,272,380
Nuance Communications, Inc.(1)	37,817	2,058,757
Nutanix, Inc., Class A(1)	27,917	1,066,988
Oracle Corp.	231,932	18,053,587
Palo Alto Networks, Inc.(1)	12,825	4,758,716
Paycom Software, Inc.(1)	7,048	2,561,737
Paylocity Holding Corp.(1)	5,269	1,005,325
Pegasystems, Inc.	3,895	542,145
Proofpoint, Inc.(1)	8,807	1,530,304
PTC, Inc.(1)	15,079	2,130,060
Q2 Holdings, Inc.(1)	4,967	509,515
Rapid7, Inc.(1)	9,336	883,466
RingCentral, Inc., Class A(1)	9,897	2,875,870
salesforce.com, inc.(1)	119,259	29,131,396
ServiceNow, Inc.(1)	26,525	14,576,814
Smartsheet, Inc., Class A(1)	15,781	1,141,282
Splunk, Inc.(1)	20,298	2,934,685
SS&C Technologies Holdings, Inc.	28,419	2,047,873
Synopsys, Inc.(1)	20,345	5,610,948
Teradata Corp.(1)	18,842	941,535
Trade Desk, Inc. (The), Class A(1)	57,570	4,453,615
Tyler Technologies, Inc.(1)	5,090	2,302,563
Varonis Systems, Inc.(1)	17,519	1,009,445
VMware, Inc., Class A(1)	9,531	1,524,674
Workday, Inc., Class A(1)	25,064	5,983,779
Workiva, Inc.(1)	7,084	788,662
Zendesk, Inc.(1)	16,763	2,419,571
Zoom Video Communications, Inc., Class A(1)	28,658	11,091,506
Zscaler, Inc.(1)	10,130	2,188,688
		$483,038,484
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	8,266	$1,695,687
American Eagle Outfitters, Inc.	24,689	926,578
AutoNation, Inc.(1)	9,030	856,134
AutoZone, Inc.(1)	2,646	3,948,414
Bed Bath & Beyond, Inc.(1)	21,954	730,849
Best Buy Co., Inc.	27,724	3,187,706
Burlington Stores, Inc.(1)	8,582	2,763,318
CarMax, Inc.(1)	19,883	2,567,889
Carvana Co.(1)	8,331	2,514,462
Dick's Sporting Goods, Inc.(2)	7,829	784,388
Five Below, Inc.(1)	6,997	1,352,310
Floor & Decor Holdings, Inc., Class A(1)	12,454	1,316,388
Foot Locker, Inc.	9,575	590,107
Security	Shares	Value
Specialty Retail (continued)
GameStop Corp., Class A(1)(2)	7,870	$ 1,685,282
Gap, Inc. (The)	29,888	1,005,731
Home Depot, Inc. (The)	130,611	41,650,542
L Brands, Inc.	29,800	2,147,388
Leslie's, Inc.(1)	17,710	486,848
Lithia Motors, Inc., Class A	3,411	1,172,156
Lowe's Cos., Inc.	85,512	16,586,763
O'Reilly Automotive, Inc.(1)	8,922	5,051,726
Penske Automotive Group, Inc.	4,680	353,293
RH(1)	1,692	1,148,868
Ross Stores, Inc.	43,372	5,378,128
TJX Cos., Inc. (The)	145,218	9,790,598
Tractor Supply Co.	14,863	2,765,410
Ulta Beauty, Inc.(1)	7,050	2,437,678
Vroom, Inc.(1)(2)	18,345	767,922
Williams-Sonoma, Inc.	10,113	1,614,540
		$117,277,103
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	1,944,966	$266,382,543
Dell Technologies, Inc., Class C(1)	38,107	3,798,125
Hewlett Packard Enterprise Co.	172,537	2,515,590
HP, Inc.	170,832	5,157,418
NCR Corp.(1)	21,903	998,996
NetApp, Inc.	29,320	2,398,962
Pure Storage, Inc., Class A(1)	33,965	663,336
Seagate Technology Holdings PLC	32,288	2,839,084
Western Digital Corp.(1)	38,106	2,712,004
Xerox Holdings Corp.	19,442	456,693
		$287,922,751
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	21,942	$1,254,863
Columbia Sportswear Co.	2,163	212,753
Crocs, Inc.(1)	9,626	1,121,621
Deckers Outdoor Corp.(1)	2,792	1,072,323
Hanesbrands, Inc.	49,516	924,464
Levi Strauss & Co., Class A	7,415	205,544
lululemon Athletica, Inc.(1)	14,870	5,427,104
NIKE, Inc., Class B	150,427	23,239,467
PVH Corp.(1)	9,809	1,055,350
Ralph Lauren Corp.	4,242	499,750
Skechers USA, Inc., Class A(1)	20,147	1,003,925
Tapestry, Inc.(1)	30,789	1,338,706
Under Armour, Inc., Class A(1)	22,834	482,939

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	41,223	$ 3,381,935
		$ 41,220,744
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	16,779	$ 754,216
MGIC Investment Corp.	43,154	586,895
New York Community Bancorp, Inc.	60,991	672,121
TFS Financial Corp.	9,601	194,900
		$ 2,208,132
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$683,993
Fastenal Co.	71,936	3,740,672
MSC Industrial Direct Co., Inc., Class A	7,733	693,882
SiteOne Landscape Supply, Inc.(1)	6,263	1,060,076
United Rentals, Inc.(1)	14,227	4,538,555
Univar Solutions, Inc.(1)	41,070	1,001,287
W.W. Grainger, Inc.	5,372	2,352,936
WESCO International, Inc.(1)	7,528	774,029
		$14,845,430
Water Utilities — 0.2%
American Water Works Co., Inc.	40,794	$6,287,579
Essential Utilities, Inc.	56,911	2,600,833
		$8,888,412
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	78,552	$11,376,686
		$11,376,686
Total Common Stocks (identified cost $2,735,137,863)		$4,553,359,066

Short-Term Investments — 0.4%
Affiliated Fund — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	13,072,894	$ 13,072,894
Total Affiliated Fund (identified cost $13,072,894)		$ 13,072,894
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(5)	7,090,494	$ 7,090,494
Total Securities Lending Collateral (identified cost $7,090,494)		$ 7,090,494
Total Short-Term Investments (identified cost $20,163,388)		$ 20,163,388
Total Investments — 100.0% (identified cost $2,755,301,251)		$4,573,522,454
Other Assets, Less Liabilities — 0.0%(3)		$ 297,269
Net Assets — 100.0%		$4,573,819,723

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $26,859,333 and the total market value of the collateral received by the Fund was $28,717,158, comprised of cash of $7,090,494 and U.S. government and/or agencies securities of $21,626,664.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Core Responsible Index Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2021.
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $13,072,894, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$16,901,268	$604,117,898	$(607,944,501)	$(2,619)	$848	$13,072,894	$10,441	13,072,894
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,553,359,066(1)	$ —	$ —	$4,553,359,066
Short-Term Investments:
Affiliated Fund	—	13,072,894	—	13,072,894
Securities Lending Collateral	7,090,494	—	—	7,090,494
Total Investments	$4,560,449,560	$13,072,894	$ —	$4,573,522,454

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.